Petroleum and Natural Gas Sales	12 Months Ended
Dec. 31, 2020
Disclosure of revenue from contracts with customers [Abstract]
Petroleum and Natural Gas Sales	PETROLEUM AND NATURAL GAS SALES
The Company's petroleum and natural gas sales from contracts with customers for each reportable segment is set forth in the following table.

	Years Ended December 31
	2020			2019
	Canada	U.S.	Total	Canada	U.S.	Total
Light oil and condensate	$296,125	$327,460	$623,585	$538,487	$600,163	$1,138,650
Heavy oil	236,235	—	236,235	500,187	—	500,187
NGL	6,037	34,845	40,882	8,430	60,647	69,077
Natural gas sales	33,344	41,431	74,775	30,620	67,385	98,005
Total petroleum and natural gas sales	$571,741	$403,736	$975,477	$1,077,724	$728,195	$1,805,919

Included in accounts receivable at December 31, 2020 is $81.3 million (December 31, 2019 - $138.0 million) of accrued petroleum and natural gas sales related to deliveries for periods ended prior to the reporting date.